INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME AND MINING TAXES
Schedule of components of income and mining tax expense

	Year Ended December 31,
	2025	2024
Current income and mining taxes	$2,080,292	$712,129
Deferred income and mining taxes:
Origination and reversal of temporary differences	162,158	213,845
Total income and mining taxes expense	$2,242,450	$925,974

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,
	2025	2024
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$1,743,017	$733,605
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	569,702	221,461
Impact of foreign tax rates and change in future tax rates	(17,147)	12,656
Permanent differences	(2,552)	(68,458)
Impact of foreign exchange on deferred income tax balances	(40,977)	35,341
Other	(9,593)	(8,631)
Total income and mining taxes expense	$2,242,450	$925,974

Schedule of Components of Net Deferred Income Assets

	As at	As at
	December 31, 2025	December 31, 2024
Mining properties	$8,001	$12,023
Mining taxes	6,416	5,086
Reclamation provisions and other liabilities	3,404	12,089
Total deferred income tax assets	$17,821	$29,198

Schedule and continuity of components of deferred income and mining tax liabilities

	As at	As at
	December 31, 2025	December 31, 2024
Mining properties	$6,125,556	$5,850,988
Mining taxes	(449,175)	(423,505)
Reclamation provisions and other liabilities	(303,368)	(265,234)
Total deferred income and mining tax liabilities	$5,373,013	$5,162,249

Changes in net deferred tax assets and liabilities for the years ended December 31, 2025 and 2024 are as follows:

	As at	As at
	December 31, 2025	December 31, 2024
Net deferred income and mining tax liabilities - beginning of year	$5,133,051	$4,919,475
Income and mining tax impact recognized in net income	162,158	213,845
Income tax impact recognized in other comprehensive income and equity	59,983	(269)
Net deferred income and mining tax liabilities - end of year	$5,355,192	$5,133,051

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at	As at
	December 31, 2025	December 31, 2024
Other deductible temporary differences	$1,569,035	$1,262,999